Risk Report - Credit Risk Exposure - Credit Quality of Financial Instruments neither Past Due nor Impaired (Detail) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
iAAA-iAA [Member]
Credit Quality of Assets neither past due nor impaired [Line Items]
Cash and central bank balances	[1]	€ 219,690	€ 174,978
Interbank balances (w/o central banks)	[1]	3,921	5,546
Central bank funds sold and securities purchased under resale agreements	[1]	2,666	3,542
Securities borrowed	[1]	13,326	16,036
Financial assets at fair value through profit or loss	[1],[2]	251,554	277,645
Trading assets	[1]	49,305	46,398
Positive market values from derivative financial instruments	[1]	151,693	188,037
Financial assets designated at fair value through profit or loss	[1]	50,557	43,211
thereof [Abstract]
Securities purchased under resale agreements	[1]	25,389	13,622
Securities borrowed	[1]	18,309	18,697
Financial assets available for sale	[1],[2]	36,235	42,808
Loans	[1],[3]	40,765	44,116
thereof: IAS 39 reclassified loans	[1]	20	54
Securities held to maturity	[1]	3,170	3,206
Other assets subject to credit risk	[1]	16,705	26,594
Financial guarantees and other credit related contingent liabilities	[1],[4]	5,108	5,699
Irrevocable lending commitments and other credit related commitments	[1],[4]	18,643	21,479
Total	[1]	611,783	621,650
iA [Member]
Credit Quality of Assets neither past due nor impaired [Line Items]
Cash and central bank balances	[1]	3,717	4,241
Interbank balances (w/o central banks)	[1]	2,743	3,452
Central bank funds sold and securities purchased under resale agreements	[1]	2,851	7,734
Securities borrowed	[1]	2,379	2,882
Financial assets at fair value through profit or loss	[1],[2]	193,193	258,627
Trading assets	[1]	12,186	10,956
Positive market values from derivative financial instruments	[1]	167,014	234,491
Financial assets designated at fair value through profit or loss	[1]	13,993	13,180
thereof [Abstract]
Securities purchased under resale agreements	[1]	11,498	10,684
Securities borrowed	[1]	1,277	1,498
Financial assets available for sale	[1],[2]	6,658	6,616
Loans	[1],[3]	54,383	52,421
thereof: IAS 39 reclassified loans	[1]	0	28
Securities held to maturity	[1]	0	0
Other assets subject to credit risk	[1]	25,909	25,791
Financial guarantees and other credit related contingent liabilities	[1],[4]	13,899	13,712
Irrevocable lending commitments and other credit related commitments	[1],[4]	44,388	45,635
Total	[1]	350,120	421,112
iBBB [Member]
Credit Quality of Assets neither past due nor impaired [Line Items]
Cash and central bank balances	[1]	1,453	1,778
Interbank balances (w/o central banks)	[1]	1,450	1,612
Central bank funds sold and securities purchased under resale agreements	[1]	716	1,028
Securities borrowed	[1]	495	802
Financial assets at fair value through profit or loss	[1],[2]	50,326	61,162
Trading assets	[1]	11,833	12,024
Positive market values from derivative financial instruments	[1]	25,442	38,113
Financial assets designated at fair value through profit or loss	[1]	13,051	11,024
thereof [Abstract]
Securities purchased under resale agreements	[1]	9,662	7,401
Securities borrowed	[1]	644	937
Financial assets available for sale	[1],[2]	2,592	2,106
Loans	[1],[3]	126,071	127,682
thereof: IAS 39 reclassified loans	[1]	36	341
Securities held to maturity	[1]	0	0
Other assets subject to credit risk	[1]	8,128	9,656
Financial guarantees and other credit related contingent liabilities	[1],[4]	16,165	16,753
Irrevocable lending commitments and other credit related commitments	[1],[4]	51,021	47,480
Total	[1]	258,417	270,058
iBB [Member]
Credit Quality of Assets neither past due nor impaired [Line Items]
Cash and central bank balances	[1]	597	238
Interbank balances (w/o central banks)	[1]	808	689
Central bank funds sold and securities purchased under resale agreements	[1]	3,018	2,624
Securities borrowed	[1]	499	343
Financial assets at fair value through profit or loss	[1],[2]	41,347	52,904
Trading assets	[1]	16,496	17,729
Positive market values from derivative financial instruments	[1]	13,333	19,138
Financial assets designated at fair value through profit or loss	[1]	11,518	16,037
thereof [Abstract]
Securities purchased under resale agreements	[1]	10,367	13,667
Securities borrowed	[1]	24	4
Financial assets available for sale	[1],[2]	399	577
Loans	[1],[3]	117,807	121,213
thereof: IAS 39 reclassified loans	[1]	283	26
Securities held to maturity	[1]	0	0
Other assets subject to credit risk	[1]	14,704	13,091
Financial guarantees and other credit related contingent liabilities	[1],[4]	7,882	9,663
Irrevocable lending commitments and other credit related commitments	[1],[4]	25,652	29,274
Total	[1]	212,713	230,615
iB [Member]
Credit Quality of Assets neither past due nor impaired [Line Items]
Cash and central bank balances	[1]	80	81
Interbank balances (w/o central banks)	[1]	23	112
Central bank funds sold and securities purchased under resale agreements	[1]	630	1,338
Securities borrowed	[1]	10	18
Financial assets at fair value through profit or loss	[1],[2]	10,004	11,183
Trading assets	[1]	6,684	5,833
Positive market values from derivative financial instruments	[1]	2,472	3,297
Financial assets designated at fair value through profit or loss	[1]	848	2,053
thereof [Abstract]
Securities purchased under resale agreements	[1]	324	1,165
Securities borrowed	[1]	0	0
Financial assets available for sale	[1],[2]	57	72
Loans	[1],[3]	43,872	42,941
thereof: IAS 39 reclassified loans	[1]	141	68
Securities held to maturity	[1]	0	0
Other assets subject to credit risk	[1]	754	630
Financial guarantees and other credit related contingent liabilities	[1],[4]	3,434	4,477
Irrevocable lending commitments and other credit related commitments	[1],[4]	15,286	18,173
Total	[1]	74,152	79,025
iCCC and below [Member]
Credit Quality of Assets neither past due nor impaired [Line Items]
Cash and central bank balances	[1]	118	47
Interbank balances (w/o central banks)	[1]	320	195
Central bank funds sold and securities purchased under resale agreements	[1]	89	22
Securities borrowed	[1]	22	0
Financial assets at fair value through profit or loss	[1],[2]	3,888	5,889
Trading assets	[1]	2,226	2,471
Positive market values from derivative financial instruments	[1]	1,078	2,073
Financial assets designated at fair value through profit or loss	[1]	585	1,344
thereof [Abstract]
Securities purchased under resale agreements	[1]	603	866
Securities borrowed	[1]	0	0
Financial assets available for sale	[1],[2]	130	254
Loans	[1],[3]	12,236	14,273
thereof: IAS 39 reclassified loans	[1]	108	87
Securities held to maturity	[1]	0	0
Other assets subject to credit risk	[1]	700	273
Financial guarantees and other credit related contingent liabilities	[1],[4]	1,723	2,038
Irrevocable lending commitments and other credit related commitments	[1],[4]	3,264	4,022
Total	[1]	22,489	27,013
Total [Member]
Credit Quality of Assets neither past due nor impaired [Line Items]
Cash and central bank balances	[1]	225,655	181,364
Interbank balances (w/o central banks)	[1]	9,265	11,606
Central bank funds sold and securities purchased under resale agreements	[1]	9,971	16,287
Securities borrowed	[1]	16,732	20,081
Financial assets at fair value through profit or loss	[1],[2]	550,313	667,411
Trading assets	[1]	98,730	95,410
Positive market values from derivative financial instruments	[1]	361,032	485,150
Financial assets designated at fair value through profit or loss	[1]	90,551	86,850
thereof [Abstract]
Securities purchased under resale agreements	[1]	57,843	47,404
Securities borrowed	[1]	20,254	21,136
Financial assets available for sale	[1],[2]	46,071	52,433
Loans	[1],[3]	395,132	402,645
thereof: IAS 39 reclassified loans	[1]	588	604
Securities held to maturity	[1]	3,170	3,206
Other assets subject to credit risk	[1]	66,900	76,036
Financial guarantees and other credit related contingent liabilities	[1],[4]	48,212	52,341
Irrevocable lending commitments and other credit related commitments	[1],[4]	158,253	166,063
Total	[1]	€ 1,529,674	€ 1,649,473

[1]	All amounts at carrying value unless otherwise indicated
[2]	Excludes equities, other equity interests and commodities
[3]	Gross loans less deferred expense/unearned income before deductions of allowance for loan losses
[4]	Figures are reflected at notional amounts